Membership Interests (Schedule of Distributions Paid) (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Dividends Payable [Line Items]
Amount	$ 376	$ 404	$ 552	$ 425	$ 839
Payment Quater One [Member]
Dividends Payable [Line Items]
Declaration Date	Feb. 14, 2024
Payment Date	Feb. 15, 2024
Amount	$ 125
Payment Quater Two [Member]
Dividends Payable [Line Items]
Declaration Date	Apr. 30, 2024
Payment Date	May 01, 2024
Amount	$ 126
Payment Quater Three [Member]
Dividends Payable [Line Items]
Declaration Date	Jul. 30, 2024
Payment Date	Jul. 30, 2024
Amount	$ 125
Payment One FY 2023 [Member]
Dividends Payable [Line Items]
Declaration Date			Feb. 14, 2023
Payment Date			Feb. 15, 2023
Amount			$ 106
Payment Two FY 2023 [Member]
Dividends Payable [Line Items]
Declaration Date			Apr. 25, 2023
Payment Date			Apr. 26, 2023
Amount			$ 149
Payment Three FY 2023 [Member]
Dividends Payable [Line Items]
Declaration Date			Jul. 25, 2023
Payment Date			Jul. 26, 2023
Amount			$ 149
Payment Four FY 2023 [Member]
Dividends Payable [Line Items]
Declaration Date			Oct. 24, 2023
Payment Date			Oct. 25, 2023
Amount			$ 148